Bank Borrowings (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Bank Borrowings [Line Items]
Interest expense	$ 128,973	$ 98,805	$ 191,198	$ 180,744	$ 137,160